UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2007

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  July 2, 2007

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$488,026

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      280  5230.00 SH       SOLE                  5230.00
AFLAC INC                      com              001055102    14715 286276.21SH       SOLE                286276.21
ALBERTO CULVER CO              com              013078100     7398 311875.00SH       SOLE                311875.00
AMERICAN INTL GROUP            com              026874107    17412 248637.00SH       SOLE                248637.00
AMGEN INC                      com              031162100     7786 140822.00SH       SOLE                140822.00
APOLLO GROUP INC               com              037604105    12926 221219.00SH       SOLE                221219.00
AUTOMATIC DATA PROCESSING      com              053015103    19450 401282.00SH       SOLE                401282.00
BANK OF AMERICA CORP           com              060505104      249  5086.00 SH       SOLE                  5086.00
BERKSHIRE HATHAWAY CL B        com              846702074      425   118.00 SH       SOLE                   118.00
CARDINAL HEALTH INC            com              14149Y108    11468 162346.00SH       SOLE                162346.00
CINTAS CORPORATION             com              172908105    16548 419693.00SH       SOLE                419693.00
CISCO SYSTEMS INC              com              17275R102    11322 406525.00SH       SOLE                406525.00
CITIGROUP INC                  com              172967101    14448 281693.04SH       SOLE                281693.04
CORPORATE EXECUTIVE BOARD      com              21988R102     4276 65875.00 SH       SOLE                 65875.00
COVANCE INC                    com              222816100     7890 115075.00SH       SOLE                115075.00
CROSSTEX ENERGY L P            com              22765u102      353 10000.00 SH       SOLE                 10000.00
DANAHER CORP                   com              235851102    17283 228918.13SH       SOLE                228918.13
ECOLAB INC                     com              278865100     9778 228991.00SH       SOLE                228991.00
EXXON MOBIL CORP               com              30231g102     1129 13462.00 SH       SOLE                 13462.00
FASTENAL CO                    com              311900104      205  4900.00 SH       SOLE                  4900.00
FIRST DATA CORP                com              319963104      272  8340.00 SH       SOLE                  8340.00
FISERV INC                     com              337738108    22173 390375.00SH       SOLE                390375.00
GENERAL ELECTRIC CO            com              369604103    18944 494884.00SH       SOLE                494884.00
HARLEY DAVIDSON INC            com              412822108     7247 121579.00SH       SOLE                121579.00
ILLINOIS TOOL WORKS            com              452308109    17373 320589.00SH       SOLE                320589.00
INTEL CORP                     com              458140100      326 13714.00 SH       SOLE                 13714.00
JOHNSON & JOHNSON              com              478160104    15785 256165.00SH       SOLE                256165.00
KIMBERLY CLARK CORP            com              494368103      210  3142.00 SH       SOLE                  3142.00
MARSHALL & ILSLEY CORP         com              571834100      947 19888.00 SH       SOLE                 19888.00
MEDTRONIC INC                  com              585055106    22049 425162.00SH       SOLE                425162.00
MICROSOFT CORP                 com              594918104    14721 499511.00SH       SOLE                499511.00
NORTHERN TRUST CORP            com              665859104    16431 255779.00SH       SOLE                255779.00
OMNICOM GROUP INC              com              681919106    17881 337880.00SH       SOLE                337880.00
PATTERSON COMPANIES            com              703395103    14174 380303.00SH       SOLE                380303.00
PAYCHEX INC                    com              704326107    19983 510806.00SH       SOLE                510806.00
PEPSICO INC                    com              713448108      222  3430.00 SH       SOLE                  3430.00
PFIZER INC                     com              717081103     4293 167888.00SH       SOLE                167888.00
PROCTER & GAMBLE CO            com              742718109    12853 210052.00SH       SOLE                210052.00
STERICYCLE INC                 com              858912108    12527 281756.00SH       SOLE                281756.00
STRATASYS INC                  com              862685104     9688 206225.00SH       SOLE                206225.00
STRYKER CORP                   com              863667101     8070 127910.00SH       SOLE                127910.00
SYSCO CORPORATION              com              871829107    17422 528104.00SH       SOLE                528104.00
TARGET CORP                    com              87612E106    14745 231838.00SH       SOLE                231838.00
TETON ENERGY CORP              com              881628101       52 10000.00 SH       SOLE                 10000.00
TORCHMARK CORP                 com              891027104      223  3330.00 SH       SOLE                  3330.00
WALGREEN COMPANY               com              931422109    17735 407321.00SH       SOLE                407321.00
WELLS FARGO & CO               com              949746101    11809 335756.00SH       SOLE                335756.00
WESTERN UNION CO               com              959802109     7201 345683.69SH       SOLE                345683.69
WYETH                          com              983024100      264  4600.00 SH       SOLE                  4600.00
YAHOO! INC.                    com              984332106     7065 260430.00SH       SOLE                260430.00